Income per share (Unaudited) (Details) R$ / shares in Units, R$ in Millions	3 Months Ended
	Mar. 31, 2018 BRL (R$) R$ / shares shares	Mar. 31, 2017 BRL (R$) R$ / shares shares
Numerator
Net income | R$	R$ 210.6	R$ 55.4
Denominator
75 preferred shares	75,000,000	75,000,000
Weighted average number of shares issued at average market price	10,335,905	19,135,962
Common shares
Denominator
Weighted average number of shares	928,965,058	928,965,058
Weighted average number of equivalent shares	25,188,002,333	20,021,810,008
Basic net income (loss) per share | R$ / shares	R$ 0.01	R$ 0.00
Diluted net income (loss) per share | R$ / shares	R$ 0.01	R$ 0.00
Shares outstanding	928,965,058
Stock conversion ratio	75
Preferred shares
Denominator
Weighted average number of shares	323,453,830	254,571,266
Weighted average number of equivalent shares	335,840,031	266,957,467
Basic net income (loss) per share | R$ / shares	R$ 0.63	R$ 0.21
Diluted net income (loss) per share | R$ / shares	R$ 0.62	R$ 0.21
Shares outstanding	12,386,200
Option and RSU
Denominator
Weighted average number of equivalent shares	15,360,523	20,154,614